Corporate information	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Corporate information
1.	Corporate information

1.1	Incorporation
The consolidated financial statements of China Yuchai International Limited (the “Company”) and its subsidiaries (collectively, the “Group”) for the year ended December 31, 2023 were authorized for issue in accordance with a resolution of the directors on April 26, 2024.
China Yuchai International Limited is a limited company incorporated under the laws of Bermuda on April 29, 1993 whose shares are publicly traded. The registered office of the Company is located at 2 Clarendon House, Church Street, Hamilton HM11, Bermuda. On March 7, 2008, the Company registered a branch office in Singapore, located at 16 Raffles Quay
#26-00,
Hong Leong Building, Singapore 048581. The principal operating office is located at 16 Raffles Quay
#39-01A,
Hong Leong Building, Singapore 048581.

1.2	Investment in Guangxi Yuchai Machinery Company Limited
The Company was established to acquire a controlling financial interest in Guangxi Yuchai Machinery Company Limited (“Yuchai”), a Sino-foreign joint stock company, located in the People’s Republic of China (the “PRC”), which is one of the largest powertrain solution manufacturers for on-road
and
off-road
applications.
The Company owns, through six wholly-owned subsidiaries, 361,420,150 shares or 76.4% of the issued share capital of Yuchai. Guangxi Yuchai Machinery Group Company Limited (“GY”), a state-owned enterprise, owns 22.09% of the issued share capital of Yuchai.
As of December 31, 2023, Yuchai has 10 (2022: 10) direct and 33 (2022: 32) indirectly owned subsidiaries and five

joint ventures (2022: five joint ventures). Guangxi Yuchai Machinery Monopoly Development Co., Ltd. (“YMMC”), Guangxi Yuchai Marine and Genset Power Co., Ltd (“MPG”), Yuchai
Xin-Lan
New Energy Power Technology Co., Ltd (“Yuchai
Xin-Lan”),
and Guangxi Yuchai Foundry Co., Ltd are the most significant subsidiaries of Yuchai. YMMC has 27 (2022: 27) wholly-owned subsidiaries (collectively “YMMC Group”) located at various provinces in the PRC. The principal business of YMMC Group are trading and distribution of components of diesel engines and automobiles. MPG has taken over the operations of Yuchai’s marine and power generation unit since December 2021. The principal business of Yuchai
Xin-Lan
is to research, develop and construct new production capacity for Yuchai’s new energy technologies including fuel cell systems, range extenders, hybrid power, electric drive system, etc. The principal business activities of Guangxi Yuchai Foundry Co., Ltd is to cast, manufacture and distribute engine components.
The detailed information of Yuchai’s significant subsidiaries and joint ventures are disclosed in Notes 4 and 5.
As used in this Consolidated Financial Statements, the term “Yuchai” refer to Guangxi Yuchai Machinery Company Limited and its subsidiaries.

1.3	Investment in HL Global Enterprises Limited
In February 2006, the Group acquired debt and equity securities interest in HL Global Enterprises Limited (“HLGE”) through the Group’s wholly-owned subsidiaries, Grace Star Limited (“Grace Star”) and Venture Lewis Limited (“Venture Lewis’). HLGE is a public company listed on the Main Board of the Singapore Exchange Securities Trading Limited (“Singapore Exchange”) and primarily engaged in investment holding, and through its group companies, invests in rental property, hospitality and property developments in Asia.
Subsequent to the acquisition, the Group’s shareholding changed through various transactions. As of December 31, 2011, the Group’s equity interest in HLGE was
49.4%.
On January 13, 2012, Grace Star transferred 24,189,170 Series B redeemable convertible preference shares (“RCPS”), representing 100% of remaining unconverted Series B RCPS, in the capital of HLGE (the “Trust Preference Shares”) to the Trustee pursuant to a trust deed entered into between HLGE and the Trustee. On January 16, 2012, the Trust Preference Shares were mandatorily converted into 24,189,170 new ordinary shares in the capital of HLGE (the “Trust Shares”) resulting in the Group’s shareholding interest in HLGE decreased from 49.4% to 48.1%. On April 4, 2012, as a result of the conversion of all the outstanding Series A redeemable convertible preference shares held by Venture Delta Limited and Grace Star, into new ordinary shares in the capital of HLGE, the Group’s shareholding interest in HLGE increased from 48.1% to 48.9%. The Trust Shares are accounted for as treasury shares by HLGE, issued by HLGE and held by the Trust, which is considered as part of HLGE. As a result, the Group’s shareholding interest in HLGE is stated as 50.1%, based on the total outstanding ordinary shares of HLGE, net of the ordinary shares held by the Trustee under the Trust.

As

of December 31, 2013, the Group’s interest in HLGE remained at 50.1%, based on the total outstanding ordinary shares of HLGE, net of the ordinary shares held by the Trustee under the Trust.
In 2014, the Group purchased in the open market an aggregate of 465,000 ordinary shares in the capital of HLGE. As of December 31, 2014, the Group’s interest in HLGE increased from 50.1% to 50.2%, net of the ordinary shares held by the Trustee under the Trust.
In 2015, HLGE undertook a share consolidation exercise to consolidate every 10 ordinary shares in the capital of HLGE into one ordinary share. Upon completion of the share consolidation exercise, the Group held 47,107,707 ordinary shares of HLGE. As of December 31, 2015, the Group’s interest in HLGE was 50.2%, net of the ordinary shares held by the Trustee under the Trust.
As of December 31, 2022 and 2023, the Group’s shareholding interest in HLGE remains at 50.2%, net of the ordinary shares held by the Trustee under the Trust.
The Group considers HLGE as a subsidiary as it has power to exercise effective control and direct the activities of HLGE that most significantly affect its economic performance and has the exposure or rights to receive benefits from HLGE from its involvement.